Consolidated Statements of Operations (USD $)	12 Months Ended		77 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Statements of Operations
Salaries			$ 176,031
Consulting	120,000	120,000	2,321,600
General and administrative expenses	37,348	222,155	1,990,270
Loss on extinguishment of debt - related parties			160,000
Total Operating Expenses	157,348	342,155	4,647,901
Net Loss From Operations	(157,348)	(342,155)	(4,647,901)
Interest expense	(35,387)	(33,768)	247,639
Total Other Expenses	35,387	33,768	247,639
Net Loss	$ (192,735)	$ (375,923)	$ (4,895,540)
Net Loss Per Share: Basic And Diluted - Common	$ (0.01)	$ (0.01)
Weighted Average Shares Outstanding: Basic And Diluted - Common	36,719,854	36,719,854